VOYA EQUITY TRUST Voya Large Cap Value Fund (the “Fund”)
Supplement dated March 6, 2026
to the Fund’s Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W Shares’
Prospectus, dated September 30, 2025, as supplemented
(the “Prospectus”)
Effective immediately, the Prospectus is revised as follows:
1.The sub-section of the Prospectus entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” in the Fund’s Summary Section is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment
Class		A	C	I	R	R23	R6	W
Management Fees	%	0.68	0.68	0.68	0.68	0.68	0.68	0.68
Distribution and/or Shareholder	%	0.25	1.00	None	0.50	0.40	None	None
Services (12b-1) Fees
Other Expenses	%	0.11	0.11	0.08	0.11	0.11	0.05	0.11
Total Annual Fund Operating	%	1.04	1.79	0.76	1.29	1.19	0.73	0.79
Expenses
Waivers and Reimbursements4%		(0.18)	(0.18)	(0.15)	(0.18)	(0.18)	(0.12)	(0.18)
Total Annual Fund Operating	%	0.86	1.61	0.61	1.11	1.01	0.61	0.61
Expenses After Waivers and
Reimbursements
1.A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
2.Expense information has been restated to reflect current contractual rates.
3.Other Expenses are based on the estimated amounts for the current fiscal year.
4.Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61%, and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively, through October 1, 2027 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, fees, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Fund’s Board of Trustees (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Equity Trust (the “Trust”), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.
2.The table in the sub-section of the Prospectus entitled “Fees and Expenses of the Fund – Expense Example” in the Fund’s Summary Section is deleted in its entirety and replaced with the following:
	If you sold your shares					If you held your shares

Number of years you own your shares					Number of years you own your shares

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	$658	870	1,100	1,758	A	$658	870	1,100	1,758

C	$264	546	953	2,090	C	$164	546	953	2,090

I	$62	228	408	928	I	$62	228	408	928

R	$113	391	690	1,541	R	$113	391	690	1,541
                         1
	If you sold your shares					If you held your shares

Number of years you own your shares					Number of years you own your shares

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
R2	$103	360	637	1,427	R2	$103	360	637	1,427

R6	$62	221	394	895	R6	$62	221	394	895

W	$62	234	421	961	W	$62	234	421	961

                                      PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST Voya Large Cap Value Fund (the “Fund”)
Supplement dated March 6, 2026
to the Fund’s Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W Shares’
Statement of Additional Information, dated September 30, 2025
(the “SAI”)
Effective immediately, the SAI is revised as follows:
1.The line items with respect to the Fund in the table in the sub-section of the SAI entitled “Investment Adviser – Management Fee” is deleted and replaced with the following:
Portfolio	Management Fee
Voya Large Cap Value Fund	0.700% on the first $1 billion of the Fund’s combined
average daily net assets;
0.650% on the next $1 billion of the Fund’s combined
average daily net assets;
0.600% on the next $1 billion of the Fund’s combined
average daily net assets;
and 0.550% thereafter
2.The line item with respect to the Fund in the table in the sub-section of the SAI entitled “Sub- Advisers – Sub-Advisory Fees” are deleted and replaced with the following:
Portfolio	Sub-Adviser	Annual Sub-Advisory Fee
Voya Large Cap Value Fund	Voya IM	0.3150% on first $1 billion of the
Fund’s combined average daily net
assets;
0.2920% on next $1 billion of the
Fund’s combined average daily net
assets;
0.2700% on next $1 billion of the
Fund’s combined average daily net
assets; and
0.2470% thereafter
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE